UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2020

WESTERN ASSET

INTERMEDIATE BOND FUND

Beginning in or after January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration which is expected to range within 20% of the duration of its benchmark.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Intermediate Bond Fund for the six-month reporting period ended November 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadvisers became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadvisers continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of November 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.5 trillion.

II	Western Asset Intermediate Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

Western Asset Intermediate Bond Fund	III

Performance review

For the six months ended November 30, 2020, Class I shares of Western Asset Intermediate Bond Fund returned 3.47%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Intermediate U.S. Government Credit Indexi, returned 1.51% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned 4.64% over the same time frame.

Performance Snapshot as of November 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Intermediate Bond Fund:
Class A	3.38%
Class C	2.97%
Class R	3.16%
Class I	3.47%
Class IS	3.53%
Bloomberg Barclays Intermediate U.S. Government/Credit Index	1.51%
Lipper Core Plus Bond Funds Category Average	4.64%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2020 for Class A, Class C, Class R, Class I and Class IS shares were 0.62%, -0.05%, 0.32%, 0.91% and 1.02%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class R shares would have been 0.19%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 0.90%, 1.56%, 1.57%, 0.55% and 0.44%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset Intermediate Bond Fund

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.15% for Class R shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2020

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage-related securities are subject to prepayment and extension risks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Intermediate Bond Fund	V

Performance review (cont’d)

[i]

The Bloomberg Barclays Intermediate U.S. Government Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues (rated Baa/BBB or higher) with maturities between one and ten years.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 304 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Intermediate Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2020 and May 31, 2020 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2020 and held for the six months ended November 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.38%	$1,000.00	$1,033.80	0.82%	$4.18	Class A	5.00%	$1,000.00	$1,020.96	0.82%	$4.15
Class C	2.97	1,000.00	1,029.70	1.53	7.78	Class C	5.00	1,000.00	1,017.40	1.53	7.74
Class R	3.16	1,000.00	1,031.60	1.15	5.86	Class R	5.00	1,000.00	1,019.30	1.15	5.82
Class I	3.47	1,000.00	1,034.70	0.55	2.81	Class I	5.00	1,000.00	1,022.31	0.55	2.79
Class IS	3.53	1,000.00	1,035.30	0.44	2.24	Class IS	5.00	1,000.00	1,022.86	0.44	2.23

2	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended November 30, 2020.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 41.4%
Communication Services — 2.8%
Diversified Telecommunication Services — 1.0%
AT&T Inc., Senior Notes	4.250%	3/1/27	$580,000	$680,925
AT&T Inc., Senior Notes	2.300%	6/1/27	790,000	840,478
AT&T Inc., Senior Notes	1.650%	2/1/28	40,000	40,676
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	50,566
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	870,000	1,080,288
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	817,364
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	559,000	621,266
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	320,000	321,771
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	300,000	328,313
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	930,000	1,103,621
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	140,000	155,758
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	484,000	587,937
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	360,000	424,501
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	954,000	959,475	(a)
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	650,000	659,010
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	1,800,000	1,860,148
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	30,000	36,348
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	110,000	139,045
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	190,000	262,107
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	160,000	200,915
Total Diversified Telecommunication Services				11,170,512
Entertainment — 0.0%††
Walt Disney Co., Senior Notes	3.000%	9/15/22	170,000	177,983

See Notes to Financial Statements.

4	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Interactive Media & Services — 0.2%
Alphabet Inc., Senior Notes	0.450%	8/15/25	$100,000	$99,952
Alphabet Inc., Senior Notes	0.800%	8/15/27	220,000	219,431
Alphabet Inc., Senior Notes	1.100%	8/15/30	240,000	238,468
Alphabet Inc., Senior Notes	2.050%	8/15/50	400,000	389,058
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,322,606	(a)
Total Interactive Media & Services				2,269,515
Media — 1.1%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	4,930,000	5,711,752
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	170,000	203,677
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	309,215
Comcast Corp., Senior Notes	3.100%	4/1/25	30,000	33,027
Comcast Corp., Senior Notes	3.950%	10/15/25	1,910,000	2,191,366
Comcast Corp., Senior Notes	3.150%	3/1/26	330,000	368,179
Comcast Corp., Senior Notes	3.300%	4/1/27	190,000	214,932
Comcast Corp., Senior Notes	4.150%	10/15/28	1,520,000	1,831,203
Comcast Corp., Senior Notes	3.400%	4/1/30	290,000	335,692
Comcast Corp., Senior Notes	3.250%	11/1/39	210,000	240,619
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	60,909
Comcast Corp., Senior Notes	4.700%	10/15/48	60,000	85,285
Comcast Corp., Senior Notes	3.450%	2/1/50	150,000	178,367
Fox Corp., Senior Notes	4.030%	1/25/24	170,000	187,776
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	411,942
Total Media				12,363,941
Wireless Telecommunication Services — 0.5%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	297,500	301,126	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	490,000	541,127	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	90,000	101,690	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	90,000	92,584	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	1,120,000	1,286,421	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	290,000	302,467	(a)
T-Mobile USA Inc., Senior Secured Notes	2.250%	11/15/31	250,000	254,265	(a)
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	200,000	207,010	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	3.300%	2/15/51	$40,000	$42,009	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	2,178,598
Total Wireless Telecommunication Services				5,307,297
Total Communication Services				31,289,248
Consumer Discretionary — 2.0%
Automobiles — 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	80,891	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	819,992
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	200,000	203,605
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	907,284
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,302,911
Total Automobiles				3,314,683
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	310,000	324,158
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	41,120
McDonald’s Corp., Senior Notes	3.350%	4/1/23	800,000	852,936
McDonald’s Corp., Senior Notes	3.300%	7/1/25	320,000	356,181
McDonald’s Corp., Senior Notes	1.450%	9/1/25	80,000	82,966
McDonald’s Corp., Senior Notes	3.700%	1/30/26	130,000	147,618
McDonald’s Corp., Senior Notes	3.500%	3/1/27	560,000	638,807
McDonald’s Corp., Senior Notes	3.500%	7/1/27	160,000	183,343
McDonald’s Corp., Senior Notes	3.800%	4/1/28	650,000	760,157
McDonald’s Corp., Senior Notes	3.600%	7/1/30	240,000	282,160
McDonald’s Corp., Senior Notes	3.625%	9/1/49	60,000	70,680
McDonald’s Corp., Senior Notes	4.200%	4/1/50	510,000	658,875
Sands China Ltd., Senior Notes	4.600%	8/8/23	1,320,000	1,414,472
Total Hotels, Restaurants & Leisure				5,813,473
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	198,000	208,633
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,787
Total Household Durables				219,420
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	0.400%	6/3/23	1,040,000	1,044,481
Amazon.com Inc., Senior Notes	0.800%	6/3/25	240,000	243,595
Amazon.com Inc., Senior Notes	1.200%	6/3/27	350,000	357,185
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,367,529
Amazon.com Inc., Senior Notes	1.500%	6/3/30	350,000	358,217

See Notes to Financial Statements.

6	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Internet & Direct Marketing Retail — continued
Amazon.com Inc., Senior Notes	2.500%	6/3/50	$240,000	$254,820
Amazon.com Inc., Senior Notes	4.250%	8/22/57	60,000	85,514
Total Internet & Direct Marketing Retail				4,711,341
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	50,000	52,958
Specialty Retail — 0.5%
Home Depot Inc., Senior Notes	2.500%	4/15/27	3,020,000	3,305,866
Home Depot Inc., Senior Notes	3.900%	12/6/28	40,000	48,056
Home Depot Inc., Senior Notes	3.300%	4/15/40	210,000	249,301
Home Depot Inc., Senior Notes	3.900%	6/15/47	30,000	38,306
Home Depot Inc., Senior Notes	3.350%	4/15/50	390,000	464,351
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	210,000	260,133
Target Corp., Senior Notes	2.250%	4/15/25	450,000	480,944
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	320,000	356,202
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	90,000	104,407
Total Specialty Retail				5,307,566
Textiles, Apparel & Luxury Goods — 0.2%
NIKE Inc., Senior Notes	2.400%	3/27/25	260,000	279,565
NIKE Inc., Senior Notes	2.750%	3/27/27	420,000	466,692
NIKE Inc., Senior Notes	2.850%	3/27/30	410,000	464,384
NIKE Inc., Senior Notes	3.250%	3/27/40	100,000	117,434
NIKE Inc., Senior Notes	3.375%	3/27/50	760,000	920,174
Total Textiles, Apparel & Luxury Goods				2,248,249
Total Consumer Discretionary				21,667,690
Consumer Staples — 2.2%
Beverages — 0.6%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	1,150,000	1,307,109
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	990,000	1,147,557
Coca-Cola Co., Senior Notes	2.950%	3/25/25	210,000	231,185
Coca-Cola Co., Senior Notes	3.375%	3/25/27	1,090,000	1,252,950
Coca-Cola Co., Senior Notes	1.450%	6/1/27	520,000	535,987
Coca-Cola Co., Senior Notes	2.600%	6/1/50	170,000	180,448
Coca-Cola Co., Senior Notes	2.500%	3/15/51	60,000	62,593
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	220,000	238,114
PepsiCo Inc., Senior Notes	0.750%	5/1/23	560,000	566,687
PepsiCo Inc., Senior Notes	2.250%	3/19/25	50,000	53,470
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	66,099

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
PepsiCo Inc., Senior Notes	1.625%	5/1/30	$450,000	$463,914
PepsiCo Inc., Senior Notes	3.625%	3/19/50	40,000	50,493
PepsiCo Inc., Senior Notes	3.875%	3/19/60	140,000	187,416
Total Beverages				6,344,022
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	830,000	854,095
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	480,000	493,029
Walmart Inc., Senior Notes	3.400%	6/26/23	180,000	193,747
Walmart Inc., Senior Notes	3.550%	6/26/25	140,000	158,497
Walmart Inc., Senior Notes	3.050%	7/8/26	530,000	595,851
Walmart Inc., Senior Notes	3.700%	6/26/28	320,000	378,028
Total Food & Staples Retailing				2,673,247
Food Products — 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	1,840,000	1,866,509	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	140,000	141,915
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	82,000	90,516
Mars Inc., Senior Notes	2.700%	4/1/25	360,000	390,400	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	1,160,000	1,344,818	(a)
Mondelez International Holdings
Netherlands BV, Senior Notes	2.125%	9/19/22	300,000	309,184	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	160,000	166,106
Mondelez International Inc., Senior Notes	1.500%	5/4/25	900,000	931,937
Total Food Products				5,241,385
Household Products — 0.1%
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	130,000	150,307
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	80,000	89,263
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	260,000	301,528
Total Household Products				541,098
Tobacco — 0.8%
Altria Group Inc., Senior Notes	3.490%	2/14/22	220,000	228,507
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	52,046
Altria Group Inc., Senior Notes	3.800%	2/14/24	320,000	349,534
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	137,939
Altria Group Inc., Senior Notes	4.400%	2/14/26	2,340,000	2,712,316
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,990,000	2,385,419
Altria Group Inc., Senior Notes	6.200%	2/14/59	290,000	414,420
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,668,557
Cargill Inc., Senior Notes	1.375%	7/23/23	470,000	483,264	(a)

See Notes to Financial Statements.

8	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — continued
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	$280,000	$285,444
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	310,000	321,056
Total Tobacco				9,038,502
Total Consumer Staples				23,838,254
Energy — 5.8%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	45,000	49,803
Oil, Gas & Consumable Fuels — 5.8%
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	486,212
Apache Corp., Senior Notes	4.375%	10/15/28	1,030,000	1,052,145
Apache Corp., Senior Notes	4.250%	1/15/30	180,000	179,438
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	510,000	548,153
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	420,000	470,360
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	1,990,000	2,202,640
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	970,000	1,096,514
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	320,000	373,705
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,294
BP Capital Markets PLC, Senior Notes	3.062%	3/17/22	170,000	176,126
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	88,515
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	557,384
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	350,000	384,890	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	470,000	488,383
Chevron Corp., Senior Notes	1.995%	5/11/27	260,000	275,777
Chevron Corp., Senior Notes	3.078%	5/11/50	60,000	67,114
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	1,830,000	2,005,912
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	112,182
CNOOC Finance 2014 ULC, Senior Notes	4.250%	4/30/24	430,000	469,803
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	920,276
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	883,361
Concho Resources Inc., Senior Notes	3.750%	10/1/27	160,000	182,102
Concho Resources Inc., Senior Notes	4.300%	8/15/28	770,000	916,394

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	5.000%	9/15/22	$1,249,000	$1,253,371
Continental Resources Inc., Senior Notes	3.800%	6/1/24	1,020,000	1,033,122
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,360,000	1,572,836
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	1,990,000	2,075,755
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	320,000	333,188
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	170,000	180,196
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	20,969
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,807,830
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	20,000	21,583
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	400,000	416,414
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	70,000	78,331
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	1,120,000	1,160,674
Energy Transfer Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	500,000	539,623
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	2,290,000	2,710,001
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	720,000	800,508
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	430,000	464,747
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,160,000	1,343,190
EOG Resources Inc., Senior Notes	4.375%	4/15/30	210,000	256,509
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	80,000	82,322
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,850,000	2,020,749
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,848,338
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	38,891
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,315,080	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	873,035	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	150,365
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	410,000	466,670
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	290,000	337,421
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	880,770
MPLX LP, Senior Notes	4.800%	2/15/29	1,120,000	1,318,013
Noble Energy Inc., Senior Notes	3.850%	1/15/28	620,000	718,528
Noble Energy Inc., Senior Notes	3.250%	10/15/29	490,000	552,167
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,997
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	1,330,000	1,283,051

See Notes to Financial Statements.

10	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	$120,000	$126,900
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	430,000	401,620
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,730,000	1,719,482
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	825,256
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	438,437
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	745,269	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	449,295
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	535,725
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	459,615
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	2,328,660	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	509,000
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	741,285
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	881,518
Shell International Finance BV, Senior Notes	2.375%	4/6/25	520,000	556,907
Shell International Finance BV, Senior Notes	3.250%	5/11/25	2,550,000	2,826,466
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	442,710
Shell International Finance BV, Senior Notes	2.750%	4/6/30	230,000	254,986
Shell International Finance BV, Senior Notes	3.250%	4/6/50	490,000	554,720
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	1,620,000	1,776,519	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	670,000	708,341	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,490,000	1,937,219
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	230,000	229,857
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	120,000	128,326
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.074%	1/13/23	130,000	125,762	(b)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	210,903
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	920,000	1,036,318
Total Oil, Gas & Consumable Fuels				63,923,020
Total Energy				63,972,823

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 17.0%
Banks — 12.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	$310,000	$356,160	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	1,053,972
Banco Santander SA, Senior Notes	2.746%	5/28/25	1,400,000	1,491,928
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	800,000	806,354	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	636,458
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	1,019,034
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,729,613
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	520,971
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	110,000	111,531	(b)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	550,000	586,221	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	598,785	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,771,323	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	660,000	716,110	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,292,025	(b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	1,500,000	1,747,227	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	4,210,000	4,943,346	(b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	240,000	307,018	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	795,280
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	358,995
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,190,000	2,559,857

See Notes to Financial Statements.

12	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of Montreal, Senior Notes	1.850%	5/1/25	$920,000	$964,416
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	480,000	491,163
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	370,000	376,731
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,205,055	(a)
Barclays PLC, Senior Notes	3.684%	1/10/23	260,000	268,422
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	1,000,000	1,199,981	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	260,000	283,790	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	889,599	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	600,000	625,434	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	2,010,000	2,233,740	(a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	810,000	1,008,028	(a)(b)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	360,000	409,611	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,665,468	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	480,000	486,254
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	2,010,845
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	61,692
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	114,600
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	530,000	544,502	(b)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	780,000	829,787	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	370,000	402,086	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	1,840,000	2,153,334	(b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,889,517	(b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	660,000	796,149	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	767,634
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	1,048,101
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	208,539
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,370,000	5,130,397

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	$280,000	$326,861
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	163,860
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,720,000	1,915,795
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	2,980,000	3,408,426
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	413,431	(a)(b)
Credit Suisse AG, Senior Notes	1.000%	5/5/23	2,850,000	2,889,910
Danske Bank A/S, Senior Notes	5.000%	1/12/22	530,000	554,955	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	200,000	215,957	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,400,000	1,579,309	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	202,659	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	300,000	305,190	(a)(b)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	210,000	224,668	(a)(b)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	2,200,000	2,271,787	(b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	840,000	898,176	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	795,319	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	2,010,000	2,371,911	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	471,832
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	699,333
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	1,045,222	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	1,030,000	1,065,586	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	390,000	407,867	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,726,318	(a)
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,398,795
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	1,410,000	1,444,784	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	860,000	903,159	(b)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	700,000	752,909	(b)

See Notes to Financial Statements.

14	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	$1,180,000	$1,382,942	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	1,250,000	1,376,912	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	583,251	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	2,250,000	2,732,841	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,997,692
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	2,040,000	2,237,416
Lloyds Banking Group PLC, Senior Notes (1.326% to 6/15/22 then 1 year Treasury Constant Maturity Rate + 1.100%)	1.326%	6/15/23	2,350,000	2,376,513	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	680,000	777,058
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	311,000	313,036
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.407%	3/7/24	3,470,000	3,766,200
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	590,000	649,094	(b)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	217,800	(b)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	620,000	632,345	(a)
Nordea Bank ABP, Senior Notes	1.000%	6/9/23	860,000	872,314	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	2,420,000	2,634,736
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	769,227
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	790,000	812,608
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	460,000	469,136
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	608,354
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	599,000	661,476	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	253,699

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Swedbank AB, Senior Notes	1.300%	6/2/23	$610,000	$622,140	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	910,000	917,740
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	460,000	470,134
UniCredit SpA, Senior Notes	6.572%	1/14/22	1,880,000	1,988,058	(a)
US Bancorp, Senior Notes	3.375%	2/5/24	5,000,000	5,425,057
US Bancorp, Senior Notes	1.450%	5/12/25	1,060,000	1,095,476
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	383,532
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	12/31/20	2,218,000	2,248,764	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	7,640,000	8,304,659
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	793,581
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	500,000	592,976
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	880,000	922,116	(b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	330,000	402,781	(b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	1,080,000	1,546,420	(b)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,794,196
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	460,547
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,100,000	2,451,208
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	120,737
Total Banks				139,585,874
Capital Markets — 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	270,000	281,550
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	680,363
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,550,000	2,833,911
Credit Suisse AG, Senior Notes	2.950%	4/9/25	530,000	580,814
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	490,000	577,687	(a)(b)
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	227,081	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	12/31/20	91,000	87,366	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,058,661
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	410,000	434,230

See Notes to Financial Statements.

16	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	$1,000,000	$1,091,584
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,636,230
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	308,425
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	570,000	631,522
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,514,728
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	160,000	182,998
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	750,000	867,397	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	1,130,000	1,342,739	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,621,656
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	12/31/20	6,200,000	0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	1.008%	8/19/65	360,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	1,360,000	1,435,940	(b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	1,087,802	(b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	1,390,000	1,609,277	(b)
UBS AG, Senior Notes	1.750%	4/21/22	880,000	896,818	(a)
UBS Group AG, Senior Notes	3.491%	5/23/23	3,060,000	3,187,997	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	290,000	332,046	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	1,000,000	1,169,766	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	200,000	207,607	(a)(b)
Total Capital Markets				27,886,195
Consumer Finance — 0.3%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,569,360
American Express Co., Senior Notes	2.500%	7/30/24	420,000	447,618
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	1,021,751	(a)(b)
Total Consumer Finance				3,038,729

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	$210,000	$216,024
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	661,531	(a)(b)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,525,038
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,102,106
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	420,000	428,163	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	350,000	362,611	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,000,000	2,020,512	(a)
USAA Capital Corp., Senior Notes	2.625%	6/1/21	2,060,000	2,084,228	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	150,000	154,022	(a)
Vanguard Group Inc.	3.050%	8/22/50	660,000	614,922	(e)(f)
Total Diversified Financial Services				12,169,157
Insurance — 0.5%
American International Group Inc., Senior Notes	2.500%	6/30/25	280,000	300,916
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	113,088
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	182,183	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	1,400,000	1,416,215	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	547,014	(a)
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	970,000	983,246	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	340,000	344,558	(a)
Nuveen LLC, Senior Notes	4.000%	11/1/28	1,000,000	1,198,997	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	163,713	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	49,550	(a)
Total Insurance				5,299,480
Total Financials				187,979,435

See Notes to Financial Statements.

18	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 3.6%
Biotechnology — 0.5%
AbbVie Inc., Senior Notes	3.450%	3/15/22	$600,000	$619,997
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	230,081
AbbVie Inc., Senior Notes	2.300%	11/21/22	880,000	911,320
AbbVie Inc., Senior Notes	3.750%	11/14/23	110,000	120,282
AbbVie Inc., Senior Notes	2.600%	11/21/24	1,050,000	1,124,557
AbbVie Inc., Senior Notes	3.800%	3/15/25	570,000	637,371
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	567,762
AbbVie Inc., Senior Notes	2.950%	11/21/26	180,000	199,149
AbbVie Inc., Senior Notes	3.200%	11/21/29	260,000	295,122
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	101,432
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	131,424
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	737,464
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	98,340
Total Biotechnology				5,774,301
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.400%	11/30/23	700,000	759,812
Abbott Laboratories, Senior Notes	3.750%	11/30/26	430,000	501,601
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	1,870,000	2,023,587
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	92,828
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	227,000	294,665
Medtronic Inc., Senior Notes	3.500%	3/15/25	126,000	141,380
Total Health Care Equipment & Supplies				3,813,873
Health Care Providers & Services — 1.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	1,070,000	1,125,751
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	71,100
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	343,172
Anthem Inc., Senior Notes	3.650%	12/1/27	240,000	275,645
Cigna Corp., Senior Notes	3.400%	9/17/21	310,000	317,523
Cigna Corp., Senior Notes	3.750%	7/15/23	210,000	227,437
Cigna Corp., Senior Notes	3.500%	6/15/24	820,000	895,628
Cigna Corp., Senior Notes	4.125%	11/15/25	740,000	851,900
Cigna Corp., Senior Notes	4.375%	10/15/28	1,610,000	1,939,267
CVS Health Corp., Senior Notes	3.350%	3/9/21	139,000	140,169
CVS Health Corp., Senior Notes	4.100%	3/25/25	865,000	980,354
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	980,121
CVS Health Corp., Senior Notes	3.625%	4/1/27	800,000	910,237
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,270,000	3,844,700
CVS Health Corp., Senior Notes	5.050%	3/25/48	270,000	364,813

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.150%	12/1/22	$110,000	$115,196
Humana Inc., Senior Notes	2.900%	12/15/22	1,800,000	1,885,094
Humana Inc., Senior Notes	4.500%	4/1/25	80,000	92,117
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,405,096
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	236,160
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	70,000	72,759
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	150,000	162,062
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	400,000	455,927
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	170,000	174,986
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,150,000	1,389,175
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	150,000	159,640
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	60,000	81,587
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	27,916
Total Health Care Providers & Services				19,525,532
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	330,000	334,568
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	520,000	537,668
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	410,000	432,538
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	1,380,000	1,488,802
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	750,000	855,410
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	740,000	831,653
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	320,000	374,267
Eli Lilly and Co., Senior Notes	2.350%	5/15/22	680,000	701,280
Johnson & Johnson, Senior Notes	0.550%	9/1/25	290,000	290,573
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,514,370
Johnson & Johnson, Senior Notes	0.950%	9/1/27	600,000	602,786
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	530,000	530,749
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	290,000	295,267
Pfizer Inc., Senior Notes	0.800%	5/28/25	700,000	707,748
Pfizer Inc., Senior Notes	2.625%	4/1/30	450,000	501,007
Pfizer Inc., Senior Notes	1.700%	5/28/30	430,000	444,575
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	229,856
Total Pharmaceuticals				10,673,117
Total Health Care				39,786,823
Industrials — 2.5%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	4.875%	5/1/25	2,120,000	2,367,192
Boeing Co., Senior Notes	3.100%	5/1/26	70,000	72,832

See Notes to Financial Statements.

20	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Boeing Co., Senior Notes	2.800%	3/1/27	$90,000	$91,064
Boeing Co., Senior Notes	3.200%	3/1/29	330,000	338,364
Boeing Co., Senior Notes	5.150%	5/1/30	1,500,000	1,771,886
Boeing Co., Senior Notes	5.705%	5/1/40	620,000	786,330
Boeing Co., Senior Notes	5.805%	5/1/50	380,000	503,746
Boeing Co., Senior Notes	5.930%	5/1/60	290,000	393,638
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,222,699
General Dynamics Corp., Senior Notes	4.250%	4/1/40	20,000	26,342
General Dynamics Corp., Senior Notes	4.250%	4/1/50	80,000	111,270
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	106,000	108,566
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	510,030
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	603,003
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,467,146
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	180,000	272,556
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	210,000	226,856	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	280,000	320,250
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	90,000	107,503
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	440,000	466,970
Total Aerospace & Defense				11,768,243
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	1,110,000	1,184,433	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	200,000	213,936	(a)
Total Building Products				1,398,369
Commercial Services & Supplies — 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	475,080
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,198,245
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	825,856
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	490,904
Total Commercial Services & Supplies				2,990,085
Electrical Equipment — 0.2%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,760,511
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	2.375%	8/26/29	280,000	305,304
3M Co., Senior Notes	3.050%	4/15/30	90,000	102,958
3M Co., Senior Notes	3.700%	4/15/50	350,000	439,095

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Industrial Conglomerates — continued
General Electric Co., Senior Notes	3.450%	5/1/27	$100,000	$110,109
General Electric Co., Senior Notes	3.625%	5/1/30	210,000	235,858
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,250,978
General Electric Co., Senior Notes	4.250%	5/1/40	220,000	250,735
General Electric Co., Senior Notes	4.350%	5/1/50	270,000	318,978
Honeywell International Inc., Senior Notes	1.350%	6/1/25	330,000	340,740
Total Industrial Conglomerates				4,354,755
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	60,000	69,157
Deere & Co., Senior Notes	3.750%	4/15/50	240,000	313,629
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	220,000	231,649
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	660,000	710,054
Total Machinery				1,324,489
Road & Rail — 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	600,000	678,348
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	533,783
Total Road & Rail				1,212,131
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	310,000	327,351
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	790,804	(a)
Total Trading Companies & Distributors				1,118,155
Transportation Infrastructure — 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	710,000	756,084	(a)
Total Industrials				27,682,822
Information Technology — 2.7%
IT Services — 0.6%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	1,200,000	1,300,088
Mastercard Inc., Senior Notes	3.375%	4/1/24	700,000	769,679
Mastercard Inc., Senior Notes	3.850%	3/26/50	40,000	52,451
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	420,000	430,689
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	420,000	437,228
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	840,561
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,563,871
Visa Inc., Senior Notes	1.900%	4/15/27	400,000	423,870
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	442,646
Total IT Services				6,261,083

See Notes to Financial Statements.

22	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Inc., Senior Notes	2.250%	11/15/23	$730,000	$762,848
Broadcom Inc., Senior Notes	4.700%	4/15/25	1,120,000	1,282,827
Broadcom Inc., Senior Notes	3.150%	11/15/25	890,000	968,161
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	158,467
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	197,833
Intel Corp., Senior Notes	4.600%	3/25/40	70,000	94,453
Intel Corp., Senior Notes	4.750%	3/25/50	310,000	440,101
Intel Corp., Senior Notes	4.950%	3/25/60	60,000	91,476
Micron Technology Inc., Senior Notes	2.497%	4/24/23	450,000	469,887
NVIDIA Corp., Senior Notes	2.850%	4/1/30	240,000	269,372
NVIDIA Corp., Senior Notes	3.500%	4/1/40	650,000	791,108
NVIDIA Corp., Senior Notes	3.500%	4/1/50	1,590,000	1,945,582
NVIDIA Corp., Senior Notes	3.700%	4/1/60	400,000	517,956
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	300,000	322,295	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	290,000	300,139
TSMC Global Ltd., Senior Notes	0.750%	9/28/25	360,000	358,229	(a)
TSMC Global Ltd., Senior Notes	1.000%	9/28/27	310,000	307,718	(a)
Total Semiconductors & Semiconductor Equipment				9,278,452
Software — 0.8%
Adobe Inc., Senior Notes	2.300%	2/1/30	1,390,000	1,512,742
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	514,136
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	758,125
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,612,167
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	765,815
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	24,796
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	1,062,435
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	394,748
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	835,053
Total Software				9,480,017
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	1.550%	8/4/21	20,000	20,154
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,869,299
Apple Inc., Senior Notes	1.125%	5/11/25	1,140,000	1,166,015
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,274,611
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	91,183
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	952,916
Total Technology Hardware, Storage & Peripherals				5,374,178
Total Information Technology				30,393,730

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 1.7%
Chemicals — 0.2%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	$1,080,000	$1,181,336	(a)
OCP SA, Senior Notes	4.500%	10/22/25	550,000	593,495	(a)
Total Chemicals				1,774,831
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	1,077,598	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	690,000	808,120	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	460,000	489,692
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	1,350,000	1,481,423
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	41,264
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,456,242	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	370,000	392,814	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,790,000	1,926,972	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,380,000	1,505,229	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	380,000	426,340	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,097,165
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,509,464
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	851,081
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,358,000	1,927,199
Total Metals & Mining				14,990,603
Paper & Forest Products — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,690,000	2,018,071
Total Materials				18,783,505
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC, Senior Notes	4.125%	9/20/28	500,000	531,328	(a)
Utilities — 1.1%
Electric Utilities — 1.1%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	779,569	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,692,818
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,823,813
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,141,628
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	185,540
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	2,000,000	2,212,545

See Notes to Financial Statements.

24	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	$810,000	$970,448
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	700,000	701,199
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	770,000	775,493
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	730,000	809,979	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	580,000	697,360	(a)
Total Utilities				11,790,392
Total Corporate Bonds & Notes (Cost — $425,286,331)				457,716,050
U.S. Government & Agency Obligations — 31.0%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank (FHLB)	5.625%	6/11/21	1,910,000	1,966,541
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,627,298
Total U.S. Government Agencies				5,593,839
U.S. Government Obligations — 30.5%
U.S. Treasury Bonds	1.125%	8/15/40	14,910,000	14,313,600
U.S. Treasury Bonds	1.375%	11/15/40	3,190,000	3,196,978
U.S. Treasury Bonds	3.750%	11/15/43	12,640,000	18,447,981
U.S. Treasury Bonds	3.625%	2/15/44	1,360,000	1,952,662
U.S. Treasury Bonds	2.500%	2/15/45	1,560,000	1,886,320
U.S. Treasury Bonds	3.000%	2/15/48	18,190,000	24,227,517
U.S. Treasury Bonds	3.125%	5/15/48	5,480,000	7,465,858
U.S. Treasury Bonds	3.000%	8/15/48	1,900,000	2,537,094
U.S. Treasury Bonds	3.000%	2/15/49	3,570,000	4,780,453
U.S. Treasury Bonds	2.250%	8/15/49	17,610,000	20,478,504
U.S. Treasury Bonds	2.000%	2/15/50	8,990,000	9,923,415
U.S. Treasury Bonds	1.250%	5/15/50	24,960,000	23,035,350
U.S. Treasury Bonds	1.375%	8/15/50	19,890,000	18,943,671
U.S. Treasury Bonds	1.625%	11/15/50	2,340,000	2,370,712
U.S. Treasury Notes	1.875%	4/30/22	1,700,000	1,742,101
U.S. Treasury Notes	0.125%	6/30/22	300,000	299,977
U.S. Treasury Notes	1.625%	11/15/22	1,670,000	1,718,567
U.S. Treasury Notes	1.375%	2/15/23	2,280,000	2,341,453
U.S. Treasury Notes	2.750%	8/31/23	2,000,000	2,141,250
U.S. Treasury Notes	2.875%	9/30/23	200,000	215,258
U.S. Treasury Notes	0.250%	11/15/23	120,000	120,239

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.250%	4/30/24	$280,000	$299,387
U.S. Treasury Notes	1.750%	7/31/24	260,000	274,356
U.S. Treasury Notes	2.250%	11/15/24	45,350,000	48,884,112
U.S. Treasury Notes	1.500%	11/30/24	2,050,000	2,150,258
U.S. Treasury Notes	0.375%	4/30/25	450,000	451,301
U.S. Treasury Notes	0.250%	5/31/25	7,000,000	6,979,766
U.S. Treasury Notes	0.250%	6/30/25	660,000	657,680
U.S. Treasury Notes	2.875%	7/31/25	15,040,000	16,813,075
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	9,152,456
U.S. Treasury Notes	0.250%	9/30/25	20,000	19,908
U.S. Treasury Notes	3.000%	9/30/25	1,970,000	2,220,559
U.S. Treasury Notes	0.250%	10/31/25	470,000	467,687
U.S. Treasury Notes	2.250%	11/15/25	7,100,000	7,758,414
U.S. Treasury Notes	2.125%	5/31/26	1,190,000	1,300,075
U.S. Treasury Notes	1.875%	7/31/26	2,970,000	3,207,600
U.S. Treasury Notes	1.625%	9/30/26	220,000	234,627
U.S. Treasury Notes	1.625%	10/31/26	570,000	608,074
U.S. Treasury Notes	1.625%	11/30/26	3,960,000	4,225,753
U.S. Treasury Notes	0.500%	4/30/27	10,000	9,972
U.S. Treasury Notes	0.500%	6/30/27	17,660,000	17,588,256
U.S. Treasury Notes	0.500%	8/31/27	7,860,000	7,816,709
U.S. Treasury Notes	0.375%	9/30/27	11,940,000	11,764,631
U.S. Treasury Notes	0.500%	10/31/27	8,390,000	8,329,697
U.S. Treasury Notes	0.625%	11/30/27	7,840,000	7,847,962
U.S. Treasury Notes	0.625%	5/15/30	100,000	98,312
U.S. Treasury Notes	0.625%	8/15/30	11,700,000	11,475,141
U.S. Treasury Notes	0.875%	11/15/30	690,000	692,318
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	3,306,811
Total U.S. Government Obligations				336,773,857
Total U.S. Government & Agency Obligations (Cost — $322,409,975)				342,367,696
Collateralized Mortgage Obligations (i) —6.9%
280 Park Avenue Mortgage Trust, 2017- 280P A (1 mo. USD LIBOR + 0.880%)	1.021%	9/15/34	730,000	730,978	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5 4A1	3.759%	4/25/35	323,032	327,237	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.449%	5/28/36	256,963	256,942	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,299,623	(a)(b)
BENCHMARK Mortgage Trust, 2018-B7 A4	4.510%	5/15/53	2,200,000	2,699,678	(b)

See Notes to Financial Statements.

26	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (i) — continued
BENCHMARK Mortgage Trust, 2019-B10 A4	3.717%	3/15/62	$2,760,000	$3,238,779
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	699,478
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	594,100	(a)(b)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	80,000	83,594
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	70,000	71,133	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	40,000	39,677	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.317%	3/10/47	3,297,919	98,308	(b)
CSMC Trust, 2014-USA B	4.185%	9/15/37	2,820,000	2,600,419	(a)
CSMC Trust, 2017-LSTK A	2.761%	4/5/33	580,000	578,389	(a)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	1,006,875	1,047,896	(a)(b)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	3,825,803	3,942,144	(a)(b)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	1,726,358	1,769,884	(a)
CSMC Trust, 2019-AFC1 A3, Step Bond	2.877%	7/25/49	2,014,173	2,047,646	(a)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.121%	5/15/36	190,000	190,449	(a)(b)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	2,162,927	2,206,007	(a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	1,111,586	(b)
FDIC Guaranteed Notes Trust, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	0.848%	12/29/45	7,265	7,265	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	2,491,926	105,907	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.092%	5/25/29	1,994,914	138,763	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	590,000	662,622
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	1,855,955	125,757
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.109%	9/15/42	473,434	73,149	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M1 (1 mo. USD LIBOR + 1.500%)	1.650%	8/25/50	1,090,000	1,093,760	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (i) — continued
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.150%	11/25/24	$618,343	$636,364	(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C02 1M2 (1 mo. USD LIBOR + 6.000%)	6.150%	9/25/28	1,115,204	1,181,956	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.400%	1/25/29	1,365,380	1,436,313	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.400%	7/25/29	1,395,725	1,390,592	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	460,000	550,546
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	1,167,604	1,285,981
Federal National Mortgage Association (FNMA) ACES, 2019-M28 A	2.344%	2/25/30	638,354	671,883
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	435,845	465,889
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	420,254	11,006
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	937,014	64,404
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	98,614	100,168	(a)(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.490%	8/20/58	490,041	489,660	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.590%	11/20/60	1,446,252	1,448,537	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.640%	2/20/61	324,729	325,306	(b)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.640%	3/20/61	191,812	192,291	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.894%	4/16/53	3,188,971	74,364	(b)

See Notes to Financial Statements.

28	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. USD LIBOR + 0.350%)	0.490%	12/20/62	$793,703	$793,126	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.541%	4/16/47	6,501,276	141,374	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.856%	6/16/54	3,236,113	113,939	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.761%	8/16/54	1,709,447	44,360	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.504%	5/16/55	3,017,150	74,461	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.695%	8/16/54	3,649,748	119,852	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	535,982	564,062
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	315,328	324,613
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.397%	4/20/70	184,281	190,057	(b)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.300%)	1.441%	9/15/31	3,030,000	2,548,694	(a)(b)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.500%)	2.641%	9/15/31	2,360,000	1,975,332	(a)(b)
GS Mortgage Securities Corp. Trust, 2013- GC16 B	5.161%	11/10/46	240,000	253,755	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.116%	10/10/49	570,000	525,193	(b)
GSMSC Resecuritization Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	0.299%	9/26/37	488,459	481,835	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.650%	5/25/37	965,726	955,270	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.051%	1/15/47	90,000	96,414	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.705%	9/15/47	300,000	266,900	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.410%	7/15/48	654,000	691,999	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 B	4.009%	3/15/50	1,030,000	1,109,442	(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (i) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.891%	5/15/28	$657,048	$586,341	(a)(b)
Madison Avenue Mortgage Trust, 2017- 330M A	3.294%	8/15/34	630,000	654,078	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	3.024%	2/25/34	151,073	152,582	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,392,547
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.541%	5/15/36	1,930,000	1,860,327	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	1.050%	7/25/34	30,327	30,367	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,423,447	(a)(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	1,300,000	1,292,757	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME B	3.655%	8/15/36	2,550,000	2,431,860	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	667,523	711,290	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	719,080	776,614	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	793,021	846,667	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	1,227,385	1,337,444	(a)(b)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	4,778,144	4,825,128	(a)(b)
SACO I Trust, 2007-VA1 A	8.888%	6/25/21	32,180	32,288	(a)(b)
UBS Commercial Mortgage Trust, 2018- C11 B	4.713%	6/15/51	1,040,000	1,114,735	(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.619%	12/10/45	570,000	320,402	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	446,191	472,516
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR9 A7	2.988%	8/25/34	1,369,183	1,388,348	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	0.890%	11/25/34	395,114	393,697	(b)

See Notes to Financial Statements.

30	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (i) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.870%	7/25/45	$2,029,526	$1,951,788	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	280,211	282,884	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.710%	10/15/57	5,157,729	92,320	(b)
WFRBS Commercial Mortgage Trust, 2013-C14 B	3.841%	6/15/46	1,060,000	1,102,212	(b)
Total Collateralized Mortgage Obligations (Cost — $77,030,945)				75,909,747
Mortgage-Backed Securities — 6.5%
FHLMC — 0.8%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/32	138,533	144,207
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-7/1/50	2,130,869	2,268,855
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45- 5/1/50	1,242,650	1,357,102
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46- 3/1/50	687,330	737,687
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	1/1/47- 2/1/50	1,008,163	1,091,875
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/50	1,386,653	1,533,233
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	8/1/47	1,053,436	1,147,901
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	9/1/48	814,566	878,401
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	329,177	361,557
Total FHLMC				9,520,818
FNMA — 4.2%
Federal National Mortgage Association (FNMA)	2.500%	6/1/28	33,091	34,717
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	1,700,000	1,743,363	(j)
Federal National Mortgage Association (FNMA)	2.000%	12/1/35-1/1/51	6,500,000	6,749,243	(j)
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-8/1/50	8,480,257	9,032,773

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	$211,725	$257,894
Federal National Mortgage Association (FNMA)	3.500%	12/1/42-3/1/57	10,852,705	11,598,688
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	5,775,808	6,224,610
Federal National Mortgage Association (FNMA)	4.500%	4/1/48-9/1/49	5,572,281	6,142,187
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-3/1/50	2,312,685	2,566,097
Federal National Mortgage Association (FNMA)	2.000%	11/1/50	1,300,000	1,350,737
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.435%)	3.374%	5/1/43	509,205	524,853	(b)
Total FNMA				46,225,162
GNMA — 1.5%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	453,067	474,009
Government National Mortgage Association (GNMA)	4.000%	3/15/50	94,341	100,061
Government National Mortgage Association (GNMA)	3.500%	5/15/50	396,422	424,136
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-2/20/50	1,467,313	1,559,730
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-10/20/50	2,879,621	3,033,138
Government National Mortgage Association (GNMA) II	4.000%	11/20/47-4/20/50	1,299,099	1,410,235
Government National Mortgage Association (GNMA) II	4.500%	5/20/48-3/20/50	3,439,401	3,720,975
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	615,938	675,024
Government National Mortgage Association (GNMA) II	4.000%	7/20/50	1,836,367	1,958,325	(k)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	1,300,000	1,360,132	(j)
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	1,400,000	1,475,422	(j)
Total GNMA				16,191,187
Total Mortgage-Backed Securities (Cost — $70,431,926)				71,937,167

See Notes to Financial Statements.

32	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — 5.9%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	0.615%	7/25/34	$728,034	$709,461	(b)
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	1.634%	5/1/26	32,064	32,071	(a)(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	1.804%	5/1/27	142,807	142,876	(a)(b)
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.201%	7/20/31	730,000	733,468	(a)(b)
AGL Core CLO 8 Ltd., 2020-8A A1 (3 mo. USD LIBOR + 1.500%)	1.718%	10/20/31	680,000	679,997	(a)(b)
AMMC CLO 23 Ltd., 2020-23A A1L (3 mo. USD LIBOR + 1.400%)	1.635%	10/17/31	350,000	350,000	(a)(b)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	1.406%	11/10/30	500,000	498,836	(a)(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	1.685%	4/24/29	489,707	490,471	(a)(b)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.317%	4/15/31	750,000	743,893	(a)(b)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	1,000,000	982,699	(a)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	2.066%	4/22/31	250,000	251,034	(a)(b)
Ares XLIII CLO Ltd., 2017-43A A (3 mo. USD LIBOR + 1.220%)	1.457%	10/15/29	500,000	498,813	(a)(b)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	1.157%	4/15/30	860,000	852,257	(a)(b)
Avery Point V CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	1.198%	7/17/26	363,635	363,580	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	2,960,000	3,142,902	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	2,770,000	2,816,561	(a)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 (1 year Treasury Constant Maturity Rate + 2.320%)	2.941%	3/25/44	351,795	342,551	(b)
Benefit Street Partners CLO IV Ltd., 2014- IVA A1RR (3 mo. USD LIBOR + 1.250%)	1.468%	1/20/29	750,000	750,028	(a)(b)(l)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.618%	1/15/33	1,140,000	1,140,815	(a)(b)(k)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	1.393%	11/23/25	59,477	59,502	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Canyon CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.450%)	1.660%	10/15/31	$1,000,000	$999,988	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	1.267%	7/27/31	545,508	542,287	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	1.918%	4/20/29	1,250,000	1,250,078	(a)(b)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	1.308%	10/20/28	250,000	249,220	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.070%)	1.307%	10/15/26	1,158,781	1,158,664	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	2.058%	10/15/31	420,000	421,725	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	1.080%	12/25/35	880,301	880,779	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.291%	11/15/36	553,487	488,014	(b)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.281%	1/15/37	701,184	672,690	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	2.050%	10/27/31	192,229	192,761	(a)(b)
Dryden 75 CLO Ltd., 2019-75A AR (3 mo. USD LIBOR + 1.200%)	1.437%	7/15/30	800,000	797,982	(a)(b)
Dryden XXV Senior Loan Fund, 2012-25A ARR (3 mo. USD LIBOR + 0.900%)	1.137%	10/15/27	420,708	420,051	(a)(b)
First Franklin Mortgage Loan Trust, 2003- FF1 A1 (1 mo. USD LIBOR + 1.125%)	1.274%	3/25/33	515,210	508,569	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	2,220,000	2,630,804
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.478%	1/20/30	500,000	500,005	(a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	26,481	26,662	(a)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.295%	7/25/27	331,427	330,614	(a)(b)
Halsey Point CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.568%	1/20/33	250,000	250,426	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.629%	11/30/32	560,000	560,747	(a)(b)

See Notes to Financial Statements.

34	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	$642,623	$643,712	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	540,000	540,000	(a)
Jackson Mill CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.830%)	1.067%	4/15/27	455,346	453,244	(a)(b)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	1.468%	1/20/29	1,020,000	1,019,803	(a)(b)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	2.018%	1/20/29	460,000	457,845	(a)(b)
KKR CLO 32 Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	1.548%	1/15/32	490,000	490,000	(a)(b)(k)
LCM XVIII LP, 19A AR (3 mo. USD LIBOR + 1.240%)	1.477%	7/15/27	255,124	255,198	(a)(b)
Legacy Mortgage Asset Trust, 2019-GS5 A1	3.200%	5/25/59	3,514,606	3,559,882	(a)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.837%	7/15/29	750,000	732,332	(a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	1,997,717	2,158,090	(a)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	1.818%	10/20/30	550,000	549,997	(a)(b)
NADG NNN Operating LP, 19-1 A	3.368%	12/28/49	1,552,850	1,598,363	(a)
Navient Student Loan Trust, 2019-BA A2A	3.390%	12/15/59	1,070,000	1,123,345	(a)
Navient Student Loan Trust, 2020-1A A1B (1 mo. USD LIBOR + 1.050%)	1.200%	6/25/69	295,216	299,550	(a)(b)
NCUA Guaranteed Notes Trust, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	0.477%	12/7/20	458,652	459,240	(b)
Nelnet Student Loan Trust, 2012-2A A (1 mo. USD LIBOR + 0.800%)	0.950%	12/26/33	820,319	817,790	(a)(b)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.153%	10/15/29	1,850,000	1,856,708	(a)(b)
Octagon Investment Partners 45 Ltd., 2019-1A A (3 mo. USD LIBOR + 1.330%)	1.567%	10/15/32	750,000	750,390	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.475%	10/19/32	460,000	460,323	(a)(b)
OHA Loan Funding Ltd., 2015-1A A1R2 (3 mo. USD LIBOR + 1.340%)	1.561%	11/15/32	550,000	550,367	(a)(b)
Owl Rock CLO III Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	2.018%	4/20/32	1,040,000	1,031,343	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.264%	4/30/27	1,061,219	1,058,608	(a)(b)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Recette CLO Ltd., 2015-1A AR (3 mo. USD LIBOR + 0.920%)	1.138%	10/20/27	$302,097	$301,194	(a)(b)
Regatta VI Funding Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.080%)	1.298%	7/20/28	1,155,951	1,154,645	(a)(b)
Seven Sticks CLO Ltd., 2016-1A A1R (3 mo. USD LIBOR + 1.050%)	1.287%	7/15/28	675,882	674,126	(a)(b)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.847%	10/20/31	1,410,000	1,409,985	(a)(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	1.000%	3/15/33	489,027	467,374	(a)(b)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	1.000%	3/15/33	995,114	951,053	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	2.009%	1/23/28	750,000	746,894	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	1.438%	7/17/28	1,000,000	999,448	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.874%	10/13/29	1,000,000	990,452	(a)(b)
Tralee CLO III Ltd., 2014-3A AR (3 mo. USD LIBOR + 1.030%)	1.248%	10/20/27	640,726	640,037	(a)(b)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	1.918%	10/20/28	530,000	524,750	(a)(b)
Tralee CLO VI Ltd., 2019-6A AS (3 mo. USD LIBOR + 1.300%)	1.515%	10/25/32	1,070,000	1,070,286	(a)(b)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.127%	4/15/29	1,000,000	997,766	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	1.947%	6/7/30	500,000	498,101	(a)(b)
Voya CLO Ltd., 2017-3A A1A (3 mo. USD LIBOR + 1.230%)	1.448%	7/20/30	500,000	500,039	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.387%	10/15/31	1,090,000	1,089,121	(a)(b)
Wellfleet CLO Ltd., 2020-2A A (3 mo. USD LIBOR + 1.850%)	2.054%	7/15/31	1,020,000	1,024,172	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1 (3 mo. USD LIBOR + 1.750%)	1.992%	10/24/31	1,040,000	1,039,875	(a)(b)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	1.727%	7/15/32	602,500	602,886	(a)(b)

See Notes to Financial Statements.

36	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	$48,542	$48,785	(a)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	1.767%	10/15/28	488,192	488,148	(a)(b)
Total Asset-Backed Securities (Cost — $64,506,227)				65,549,148
Sovereign Bonds — 5.4%
Brazil — 0.1%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	482,405
Canada — 0.1%
Province of Quebec Canada, Senior Notes	2.625%	2/13/23	1,400,000	1,471,199
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,331,678
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	620,000	651,775
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,174,380
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	2,200,000	2,778,853
Total Colombia				5,936,686
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	710,879	(a)
Indonesia — 0.4%
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	551,844	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	228,403	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	200,000	261,859	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	3,574,381	(m)
Total Indonesia				4,616,487
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,724,787	(a)
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	2,170,000	2,473,757	(a)

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mexico — 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	$3,020,000	$3,284,537
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,467,380
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	3,050,665
Total Mexico				7,802,582
Panama — 0.5%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,369,941
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,573,938
Panama Government International Bond, Senior Notes	4.300%	4/29/53	1,630,000	2,045,667
Total Panama				4,989,546
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	1,350,000	2,017,312
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	770,000	1,179,482
Total Peru				3,196,794
Poland — 0.3%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,406,662
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	2,078,072
Total Poland				3,484,734
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	1,390,000	1,494,796	(m)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	200,000	222,416	(m)
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	1,030,000	1,218,907	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,110,000	2,927,777	(a)
Total Qatar				5,863,896
Russia — 0.6%
Russian Foreign Bond — Eurobond, Senior Notes	4.875%	9/16/23	800,000	879,600	(a)

See Notes to Financial Statements.

38	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Russia — continued
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	$145,095	$168,582	(m)
Russian Foreign Bond — Eurobond, Senior Notes	7.500%	3/31/30	45,900	53,330	(a)
Russian Foreign Bond — Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	3,012,350	(m)
Russian Foreign Bond — Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,988,872	(m)
Total Russia				6,102,734
Saudi Arabia — 0.0%††
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	290,000	303,832	(a)
United Arab Emirates — 0.5%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,178,015	(a)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	3,280,000	3,443,911	(a)
Total United Arab Emirates				5,621,926
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	2,200,000	2,662,715
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,708,788
Total Uruguay				4,371,503
Total Sovereign Bonds (Cost — $50,844,744)				59,153,747
U.S. Treasury Inflation Protected Securities — 2.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,999,005	3,084,109
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	950,832	1,484,116
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	3,339,232	4,794,826	(n)(o)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	2,420,629	3,110,643
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	2,900,014	3,941,938	(o)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	2,934,262	4,075,485
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	4,240,835	5,958,305	(n)
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/27	1,936,516	2,149,689
Total U.S. Treasury Inflation Protected Securities (Cost — $22,760,844)				28,599,111

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Call @ $125.75	12/24/20	108	$108,000	$36,281
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	12/24/20	131	131,000	34,797
U.S. Treasury 10-Year Notes Futures, Call @ $138.00	12/24/20	92	92,000	47,438
U.S. Treasury 10-Year Notes Futures, Put @ $137.50	12/24/20	41	41,000	7,687
U.S. Treasury Long-Term Bonds Futures, Call @ $174.00	12/24/20	26	26,000	49,563
U.S. Treasury Long-Term Bonds Futures, Call @ $175.00	12/24/20	21	21,000	28,547
Total Purchased Options (Cost — $174,319)				204,313
Total Investments before Short-Term Investments (Cost — $1,033,445,311)				1,101,436,979

	Rate		Shares
Short-Term Investments — 0.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $3,209,275)	0.010%		3,209,275	3,209,275	(l)
Total Investments — 100.0% (Cost — $1,036,654,586)				1,104,646,254
Liabilities in Excess of Other Assets — (0.0)%††				(419,744)
Total Net Assets — 100.0%				$1,104,226,510

See Notes to Financial Statements.

40	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on this security is currently in default as of November 30, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of November 30, 2020.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2020, the Fund held TBA securities with a total cost of $11,262,201.

(k)	Securities traded on a when-issued or delayed delivery basis.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2020, the total market value of investments in Affiliated Companies was $3,959,303 and the cost was $3,959,275 (Note 8).

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(o)	All or a portion of this security is held at the broker as collateral for open swap contracts.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

Abbreviation(s) used in this schedule:

ACES	—	Alternative Credit Enhancement Securities

CAS	—	Connecticut Avenue Securities

CDO	—	Collateralized Debt Obligation

CLO	—	Collateralized Loan Obligation

CTFS	—	Certificates

ICE	—	Intercontinental Exchange

IO	—	Interest Only

JSC	—	Joint Stock Company

LIBOR	—	London Interbank Offered Rate

PAC	—	Planned Amortization Class

REMIC	—	Real Estate Mortgage Investment Conduit

SOFR	—	Secured Overnight Financing Rate

STRIPS	—	Separate Trading of Registered Interest and Principal Securities

USD	—	United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	12/24/20	$139.50	270	$270,000	$(16,875)
U.S. Treasury 10-Year Notes Futures, Call	1/22/21	139.00	77	77,000	(24,063)
U.S. Treasury 10-Year Notes Futures, Put	12/24/20	137.75	41	41,000	(10,250)
U.S. Treasury 10-Year Notes Futures, Put	1/22/21	136.00	220	220,000	(30,937)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	176.00	100	100,000	(92,187)
U.S. Treasury Long-Term Bonds Futures, Call	12/24/20	179.00	26	26,000	(6,500)
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	177.00	25	25,000	(32,422)
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	178.00	27	27,000	(26,578)
U.S. Treasury Long-Term Bonds Futures, Call	1/22/21	179.00	66	66,000	(48,469)
Total Exchange-Traded Written Options (Premiums received — $364,104)					$(288,281)

At November 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	944	3/21	$208,378,805	$208,483,875	$105,070
U.S. Treasury 10-Year Notes	1,654	3/21	228,046,473	228,536,289	489,816
					594,886
Contracts to Sell:
90-Day Eurodollar	536	3/21	133,533,249	133,718,600	(185,351)

See Notes to Financial Statements.

42	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Western Asset Intermediate Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
90-Day Eurodollar	160	6/21	$39,469,252	$39,918,000	$(448,748)
90-Day Eurodollar	710	12/21	175,989,822	177,074,000	(1,084,178)
U.S. Treasury 5-Year Notes	102	3/21	12,838,277	12,855,188	(16,911)
U.S. Treasury Long-Term Bonds	895	3/21	156,392,783	156,541,094	(148,311)
U.S. Treasury Ultra 10-Year Notes	124	3/21	19,463,880	19,483,500	(19,620)
U.S. Treasury Ultra Long- Term Bonds	381	3/21	81,725,265	82,307,906	(582,641)
					(2,485,760)
Net unrealized depreciation on open futures contracts					$(1,890,874)

At November 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$42,144,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(157)	$(23,282)
33,197,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	18,789	(109,377)
10,612,000	2/28/25	3-Month LIBOR quarterly	0.380% semi-annually	2,130	5,648
6,563,000	7/15/25	0.100% annually	Daily SOFR annually	(4,200)	36,253
12,480,000	7/20/45	0.560% annually	Daily SOFR annually	85,368	1,165,157
4,350,000	8/19/45	0.740% annually	Daily SOFR annually	—	261,287
9,453,000	2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	113,362	464,177
2,342,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	12,900	20,911
1,267,000	2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	1,455	9,447

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

November 30, 2020

Western Asset Intermediate Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$3,992,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	$67,722	$300,601
	5,680,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	28,831	75,429
Total	$132,080,000				$326,200	$2,206,251

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	$116,722,000	6/20/25	1.000% quarterly	$1,907,238	$(299,793)	$2,207,031
Markit CDX.NA.IG.35 Index	75,939,000	12/20/25	1.000% quarterly	1,887,160	1,418,030	469,130
Total	$192,661,000			$3,794,398	$1,118,237	$2,676,161

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	—	London Interbank Offered Rate

SOFR	—	Secured Overnight Financing Rate

See Notes to Financial Statements.

44	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

November 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $1,032,695,311)	$1,100,686,951
Investments in affiliated securities, at value (Cost — $3,959,275)	3,959,303
Cash	1,000,000
Deposits with brokers for centrally cleared swap contracts	7,425,560
Interest receivable	5,819,064
Deposits with brokers for open futures contracts and exchange-traded options	4,898,403
Receivable for securities sold	3,209,589
Receivable for Fund shares sold	230,406
Receivable from broker — net variation margin on open futures contracts	87,268
Receivable for premiums on written options	33,480
Prepaid expenses	63,148
Total Assets	1,127,413,172

Liabilities:
Payable for securities purchased	18,056,383
Payable to broker — net variation margin on centrally cleared swap contracts	3,442,410
Payable for Fund shares repurchased	593,851
Investment management fee payable	358,664
Written options, at value (premiums received — $364,104)	288,281
Distributions payable	247,804
Directors’ fees payable	4,934
Service and/or distribution fees payable	2,024
Accrued expenses	192,311
Total Liabilities	23,186,662
Total Net Assets	$1,104,226,510

Net Assets:
Par value (Note 7)	$94,541
Paid-in capital in excess of par value	1,035,536,956
Total distributable earnings (loss)	68,595,013
Total Net Assets	$1,104,226,510

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	45

Statement of assets and liabilities (unaudited) (cont’d)

November 30, 2020

Net Assets:
Class A	$2,470,048
Class C	$1,457,976
Class R	$765,974
Class I	$636,618,358
Class IS	$462,914,154

Shares Outstanding:
Class A	211,691
Class C	124,682
Class R	65,565
Class I	54,522,864
Class IS	39,616,614

Net Asset Value:
Class A (and redemption price)	$11.67
Class C*	$11.69
Class R (and redemption price)	$11.68
Class I (and redemption price)	$11.68
Class IS (and redemption price)	$11.68
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.19

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

46	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended November 30, 2020

Investment Income:
Interest from unaffiliated investments	$13,052,481
Interest from affiliated investments	11,532
Less: Foreign taxes withheld	(1,507)
Total Investment Income	13,062,506

Expenses:
Investment management fee (Note 2)	2,190,454
Transfer agent fees (Note 5)	377,476
Registration fees	72,191
Fund accounting fees	41,164
Audit and tax fees	30,233
Custody fees	17,247
Shareholder reports	13,913
Legal fees	13,337
Service and/or distribution fees (Notes 2 and 5)	12,082
Directors’ fees	7,618
Insurance	6,554
Commitment fees (Note 9)	3,704
Miscellaneous expenses	5,635
Total Expenses	2,791,608
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,248)
Net Expenses	2,782,360
Net Investment Income	10,280,146

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	9,035,698
Futures contracts	7,419,763
Written options	2,659,130
Swap contracts	(14,261,999)
Net Realized Gain	4,852,592
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	5,917,313
Investments in affiliated securities	10,280
Futures contracts	(1,951,188)
Written options	(666,221)
Swap contracts	19,198,760
Change in Net Unrealized Appreciation (Depreciation)	22,508,944
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	27,361,536
Increase in Net Assets From Operations	$37,641,682

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	47

Statements of changes in net assets

For the Six Months Ended November 30, 2020 (unaudited) and the Year Ended May 31, 2020	November 30	May 31

Operations:
Net investment income	$10,280,146	$26,061,061
Net realized gain	4,852,592	7,379,805
Change in net unrealized appreciation (depreciation)	22,508,944	35,943,625
Increase in Net Assets From Operations	37,641,682	69,384,491

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(11,030,816)	(31,884,556)
Decrease in Net Assets From Distributions to Shareholders	(11,030,816)	(31,884,556)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	81,153,739	307,694,961
Reinvestment of distributions	9,417,907	26,298,164
Cost of shares repurchased	(88,642,045)	(280,749,930)
Increase in Net Assets From Fund Share Transactions	1,929,601	53,243,195
Increase in Net Assets	28,540,467	90,743,130

Net Assets:
Beginning of period	1,075,686,043	984,942,913
End of period	$1,104,226,510	$1,075,686,043

See Notes to Financial Statements.

48	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.38	$10.98	$10.70	$10.94	$11.09	$11.17

Income (loss) from operations:
Net investment income	0.09	0.24	0.28	0.22	0.22	0.23
Net realized and unrealized gain (loss)	0.29	0.46	0.28	(0.25)	0.06	0.01
Total income (loss) from operations	0.38	0.70	0.56	(0.03)	0.28	0.24

Less distributions from:
Net investment income	(0.09)	(0.24)	(0.28)	(0.21)	(0.21)	(0.23)
Net realized gains	—	(0.06)	—	—	(0.22)	(0.09)
Total distributions	(0.09)	(0.30)	(0.28)	(0.21)	(0.43)	(0.32)

Net asset value, end of period	$11.67	$11.38	$10.98	$10.70	$10.94	$11.09
Total return[3]	3.38%	6.47%	5.32%	(0.28)%	2.60%	2.18%

Net assets, end of period (000s)	$2,470	$2,717	$4,530	$3,506	$6,374	$2,125

Ratios to average net assets:
Gross expenses	0.82%[4]	0.90%	0.85%	0.87%	0.85%[5]	0.83%[5]
Net expenses[6]	0.82 [4,7]	0.90 [7]	0.85	0.87	0.85 [5]	0.82 [5,7]
Net investment income	1.56 [4]	2.13	2.57	2.02	2.00	2.05

Portfolio turnover rate[8]	25%	100%	94%	84%	55%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 31% for the six months ended November 30, 2020, 123%, 133%, 154%, 60% and 106% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.41	$11.01	$10.73	$10.96	$11.11	$11.19

Income (loss) from operations:
Net investment income	0.05	0.16	0.20	0.16	0.14	0.14
Net realized and unrealized gain (loss)	0.29	0.47	0.28	(0.23)	0.06	0.01
Total income (loss) from operations	0.34	0.63	0.48	(0.07)	0.20	0.15

Less distributions from:
Net investment income	(0.06)	(0.17)	(0.20)	(0.16)	(0.13)	(0.14)
Net realized gains	—	(0.06)	—	—	(0.22)	(0.09)
Total distributions	(0.06)	(0.23)	(0.20)	(0.16)	(0.35)	(0.23)

Net asset value, end of period	$11.69	$11.41	$11.01	$10.73	$10.96	$11.11
Total return[3]	2.97%	5.76%	4.57%	(0.69)%	1.84%	1.35%

Net assets, end of period (000s)	$1,458	$1,318	$645	$497	$751	$602

Ratios to average net assets:
Gross expenses	1.53%[4]	1.56%	1.57%	1.58%	1.59%[5]	1.65%[5]
Net expenses[6]	1.53 [4,7]	1.56 [7]	1.57	1.58 [7]	1.59 [5]	1.64 [5,7]
Net investment income	0.86 [4]	1.42	1.86	1.42	1.25	1.24

Portfolio turnover rate[8]	25%	100%	94%	84%	55%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 31% for the six months ended November 30, 2020, 123%, 133%, 154%, 60% and 106% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

50	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.40	$11.00	$10.72	$10.94	$11.09	$11.18

Income (loss) from operations:
Net investment income	0.07	0.20	0.24	0.20	0.19	0.19
Net realized and unrealized gain (loss)	0.29	0.48	0.29	(0.22)	0.06	0.00 [3]
Total income (loss) from operations	0.36	0.68	0.53	(0.02)	0.25	0.19

Less distributions from:
Net investment income	(0.08)	(0.22)	(0.25)	(0.20)	(0.18)	(0.19)
Net realized gains	—	(0.06)	—	—	(0.22)	(0.09)
Total distributions	(0.08)	(0.28)	(0.25)	(0.20)	(0.40)	(0.28)

Net asset value, end of period	$11.68	$11.40	$11.00	$10.72	$10.94	$11.09
Total return[4]	3.16%	6.18%	5.03%	(0.18)%	2.29%	1.84%

Net assets, end of period (000s)	$766	$525	$276	$147	$208	$185

Ratios to average net assets:
Gross expenses	1.23%[5]	1.57%[6]	1.34%[6]	1.23%[6]	1.26%[6]	1.36%[6]
Net expenses[7,8]	1.15 [5]	1.15 [6]	1.15 [6]	1.15 [6]	1.15 [6]	1.15 [6]
Net investment income	1.25 [5]	1.84	2.29	1.85	1.69	1.72

Portfolio turnover rate[9]	25%	100%	94%	84%	55%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 31% for the six months ended November 30, 2020, 123%, 133%, 154%, 60% and 106% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.40	$10.99	$10.71	$10.94	$11.09	$11.17

Income (loss) from operations:
Net investment income	0.11	0.27	0.31	0.27	0.26	0.26
Net realized and unrealized gain (loss)	0.28	0.48	0.29	(0.23)	0.06	0.01
Total income from operations	0.39	0.75	0.60	0.04	0.32	0.27

Less distributions from:
Net investment income	(0.11)	(0.28)	(0.32)	(0.27)	(0.25)	(0.26)
Net realized gains	—	(0.06)	—	—	(0.22)	(0.09)
Total distributions	(0.11)	(0.34)	(0.32)	(0.27)	(0.47)	(0.35)

Net asset value, end of period	$11.68	$11.40	$10.99	$10.71	$10.94	$11.09
Total return[3]	3.47%	6.91%	5.67%	0.36%	2.95%	2.49%

Net assets, end of period (millions)	$637	$620	$614	$432	$306	$285

Ratios to average net assets:
Gross expenses	0.56%[4]	0.55%	0.54%	0.52%	0.50%	0.52%
Net expenses[5]	0.55 [4,6]	0.55 [6]	0.54	0.52	0.50	0.51 [6]
Net investment income	1.83 [4]	2.46	2.90	2.52	2.34	2.36

Portfolio turnover rate[7]	25%	100%	94%	84%	55%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 31% for the six months ended November 30, 2020, 123%, 133%, 154%, 60% and 106% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

52	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.40	$11.00	$10.72	$10.95	$11.10	$11.17

Income (loss) from operations:
Net investment income	0.11	0.29	0.32	0.28	0.26	0.26
Net realized and unrealized gain (loss)	0.29	0.46	0.28	(0.23)	0.06	0.03
Total income from operations	0.40	0.75	0.60	0.05	0.32	0.29

Less distributions from:
Net investment income	(0.12)	(0.29)	(0.32)	(0.28)	(0.25)	(0.27)
Net realized gains	—	(0.06)	—	—	(0.22)	(0.09)
Total distributions	(0.12)	(0.35)	(0.32)	(0.28)	(0.47)	(0.36)

Net asset value, end of period	$11.68	$11.40	$11.00	$10.72	$10.95	$11.10
Total return[3]	3.53%	6.93%	5.76%	0.43%	3.01%	2.65%

Net assets, end of period (millions)	$463	$451	$366	$337	$308	$221

Ratios to average net assets:
Gross expenses	0.44%[4]	0.44%[5]	0.45%[5]	0.45%[5]	0.45%[5]	0.46%[5]
Net expenses[6,7]	0.44 [4]	0.44 [5]	0.45 [5]	0.45 [5]	0.45 [5]	0.45 [5]
Net investment income	1.95 [4]	2.56	2.98	2.58	2.39	2.39

Portfolio turnover rate[8]	25%	100%	94%	84%	55%	106%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 31% for the six months ended November 30, 2020, 123%, 133%, 154%, 60% and 106% for the years ended May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See Notes to Financial Statements.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	53

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

54	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$187,364,513	$614,922	$187,979,435
Other Corporate Bonds & Notes	—	269,736,615	—	269,736,615
U.S. Government & Agency
Obligations	—	342,367,696	—	342,367,696
Collateralized Mortgage
Obligations	—	75,909,747	—	75,909,747
Mortgage-Backed Securities	—	71,937,167	—	71,937,167
Asset-Backed Securities	—	65,549,148	—	65,549,148
Sovereign Bonds	—	59,153,747	—	59,153,747
U.S. Treasury Inflation
Protected Securities	—	28,599,111	—	28,599,111
Purchased Options	$204,313	—	—	204,313
Total Long-Term Investments	204,313	1,100,617,744	614,922	1,101,436,979
Short-Term Investments†	3,209,275	—	—	3,209,275
Total Investments	$3,413,588	$1,100,617,744	$614,922	$1,104,646,254

56	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$594,886	—	—	$594,886
Centrally Cleared Interest Rate Swaps	—	$2,338,910	—	2,338,910
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	2,676,161	—	2,676,161
Total Other Financial Instruments	$594,886	$5,015,071	—	$5,609,957
Total	$4,008,474	$1,105,632,815	$614,922	$1,110,256,211

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$288,281	—	—	$288,281
Futures Contracts	2,485,760	—	—	2,485,760
Centrally Cleared Interest Rate Swaps	—	$132,659	—	132,659
Total	$2,774,041	$132,659	—	$2,906,700

†	See Schedule of Investments for additional detailed categorizations.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is

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Notes to financial statements (unaudited) (cont’d)

exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to

58	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2020, the total notional value of all credit default swaps to sell protection was $192,661,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended November 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally

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Notes to financial statements (unaudited) (cont’d)

receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

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Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

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Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and

62	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter

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Notes to financial statements (unaudited) (cont’d)

derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of November 30, 2020, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to

64	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. As of July 31, 2020, LMPFA, Western Asset and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA, Western Asset and Western Asset Limited were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.40% of the Fund’s

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Notes to financial statements (unaudited) (cont’d)

average daily net assets. For their services, LMPFA pays Western Asset and Western Asset Limited monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class IS shares did not exceed 0.90%, 1.65%, 1.15% and 0.45%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2020, fees waived and/or expenses reimbursed amounted to $9,248, which included an affiliated money market fund waiver of $8,963.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at November 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class R
Expires May 31, 2021	$369
Expires May 31, 2022	1,806
Expires May 31, 2023	285
Total fee waivers/expense reimbursements subject to recapture	$2,460

For the six months ended November 30, 2020, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

66	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended November 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$1,265	—
CDSCs	—	$0	*

*	Amount represents less than $1.

As of July 31, 2020, all officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation. Prior to July 31, 2020, all officers and one Director of the Corporation were employees of Legg Mason and did not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$60,600,795	$309,529,917
Sales	74,357,168	256,738,709

At November 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$1,036,654,586	$81,082,536	$(13,090,868)	$67,991,668
Written options	(364,104)	99,782	(23,959)	75,823
Futures contracts	—	594,886	(2,485,760)	(1,890,874)
Swap contracts	1,444,437	5,015,071	(132,659)	4,882,412

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$204,313	—	$204,313
Futures contracts[3]	594,886	—	594,886
Centrally cleared swap contracts[4]	2,338,910	$2,676,161	5,015,071
Total	$3,138,109	$2,676,161	$5,814,270

LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Written options			$288,281
Futures contracts[3]			2,485,760
Centrally cleared swap contracts[4]			132,659
Total			$2,906,700

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

68	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(3,737,551)	$(242,883)	$(3,980,434)
Futures contracts	7,419,763	—	7,419,763
Written options	2,478,760	180,370	2,659,130
Swap contracts	(15,053,962)	791,963	(14,261,999)
Total	$(8,892,990)	$729,450	$(8,163,540)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$302,224	—	$302,224
Futures contracts	(1,951,188)	—	(1,951,188)
Written options	(488,640)	$(177,581)	(666,221)
Swap contracts	18,126,801	1,071,959	19,198,760
Total	$15,989,197	$894,378	$16,883,575

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended November 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$421,888
Written options	319,154
Futures contracts (to buy)	566,808,463
Futures contracts (to sell)	619,031,107

Average Notional Balance
Interest rate swap contracts	$234,115,857
Credit default swap contracts (to sell protection)	148,388,714

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$3,416	$1,778
Class C	6,885	622
Class R	1,781	1,038
Class I	—	367,045
Class IS	—	6,993
Total	$12,082	$377,476

For the six months ended November 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$22
Class C	11
Class R	291
Class I	5,156
Class IS	3,768
Total	$9,248

6. Distributions to shareholders by class

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Net Investment Income:
Class A	$22,145	$84,482
Class C	6,859	15,985
Class R	4,921	8,163
Class I	6,205,200	16,765,160
Class IS	4,791,691	9,727,093
Total	$11,030,816	$26,600,883

70	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

	Six Months Ended November 30, 2020	Year Ended May 31, 2020
Net Realized Gains:
Class A	—	$19,224
Class C	—	5,908
Class R	—	2,038
Class I	—	3,435,191
Class IS	—	1,821,312
Total	—	$5,283,673

7. Capital shares

At November 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2020		Year Ended May 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	111,666	$1,293,516	219,945	$2,451,108
Shares issued on reinvestment	1,388	16,089	6,066	67,712
Shares repurchased	(140,011)	(1,625,468)	(399,804)	(4,443,302)
Net decrease	(26,957)	$(315,863)	(173,793)	$(1,924,482)

Class C
Shares sold	14,707	$170,994	68,988	$773,264
Shares issued on reinvestment	551	6,408	1,860	20,807
Shares repurchased	(6,093)	(70,983)	(13,959)	(151,295)
Net increase	9,165	$106,419	56,889	$642,776

Class R
Shares sold	31,476	$364,087	23,054	$256,650
Shares issued on reinvestment	401	4,663	842	9,416
Shares repurchased	(12,351)	(143,121)	(2,951)	(33,204)
Net increase	19,526	$225,629	20,945	$232,862

Class I
Shares sold	5,039,440	$58,323,609	17,135,911	$191,094,720
Shares issued on reinvestment	443,536	5,144,723	1,346,714	15,057,075
Shares repurchased	(5,408,458)	(62,686,331)	(19,860,930)	(218,867,489)
Net increase (decrease)	74,518	$782,001	(1,378,305)	$(12,715,694)

Class IS
Shares sold	1,808,556	$21,001,533	10,393,637	$113,119,219
Shares issued on reinvestment	365,853	4,246,024	995,744	11,143,154
Shares repurchased	(2,073,514)	(24,116,142)	(5,147,715)	(57,254,640)
Net increase	100,895	$1,131,415	6,241,666	$67,007,733

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the six months ended November 30, 2020. The following transactions were effected in such companies for the six months ended November 30, 2020.

	Affiliate Value at May 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	$739,748	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$233,020,167	233,020,167	$229,810,892	229,810,892

	$739,748	$233,020,167		$229,810,892

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2020
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR	—	$6,636	$10,280	$750,028
Western Asset Premier Institutional Government Reserves, Premium Shares	—	4,896	—	3,209,275

	—	$11,532	$10,280	$3,959,303

9. Redemption facility

The Fund and certain other participating funds within the Corporation, Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving

72	Western Asset Intermediate Bond Fund 2020 Semi-Annual Report

credit facility, in the aggregate amount of $485 million (prior to November 16, 2020, the aggregate amount was $265 million for participating funds within the Corporation). Unless renewed or otherwise terminated sooner in accordance with its terms, the agreement will terminate on November 15, 2021. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility; there is an annual upfront fee of 0.06% of the $485 million Redemption Facility. These fees are allocated to all Participating Funds pro rata based on net assets. Prior to November 16, 2020, there was no upfront fee. For the six months ended November 30, 2020, the Fund incurred a commitment fee in the amount of $3,704. The Fund did not utilize the Redemption Facility during the six months ended November 30, 2020.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Intermediate Bond Fund 2020 Semi-Annual Report	73

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	52,715,047.819	116,795.944	8,865,572.841	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	52,723,866.609	121,543.446	8,852,006.550	0
To Approve a New Subadvisory Agreement with Western Asset Management Company Limited	52,715,441.936	123,781.167	8,858,193.500	0

74	Western Asset Intermediate Bond Fund

Statement regarding liquidity risk management program (unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Directors with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other

Western Asset Intermediate Bond Fund	75

Statement regarding liquidity risk management program (unaudited) (cont’d)

funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

76	Western Asset Intermediate Bond Fund

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Western Asset

Intermediate Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Intermediate Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Intermediate Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Intermediate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012830 1/21 SR20-4064

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 26, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 26, 2021